Expense Example - Invesco VI High Yield Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	96	302	525	1,165	121	380	659	1,454